Amounts payable and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amounts payable and other liabilities
Accrued liabilities	$ 13,630	$ 9,363
Share-based payments (Note 20)	811	434
Amounts payable	628	1,027
Accrued interest	597	496
Total amounts payable and other liabilities	15,666	11,320
Repurchase under ASPP	$ 8,000	$ 0